Share Based Payments (Details) - Schedule of fair value of the options granted using the Binomial model	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Schedule of Fair Value of the Options Granted Using the Binomial Model [Abstract]
Share price (in Dollars per share)	$ 2,110	$ 16.85
Contractual life	8 years	10 years
Expected exercise factor	1.5	1.5
Dividend yield	0.00%	0.00%
Expected volatility (weighted average)	41.00%	35.10%
Fair value of option at the grant date (in Dollars per share)		$ 16.85
Bottom of range [Member]
Schedule of Fair Value of the Options Granted Using the Binomial Model [Abstract]
Risk-free interest rate	3.28%	0.50%
Fair value of option at the grant date (in Dollars per share)	$ 1,078
Top of range [Member]
Schedule of Fair Value of the Options Granted Using the Binomial Model [Abstract]
Risk-free interest rate	3.65%	1.30%
Fair value of option at the grant date (in Dollars per share)	$ 2,126